Leases - Components of Operating Lease Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of Components of Operating Lease Expense [Line Items]
Amortization of right-of-use assets	¥ 16,997	$ 2,667	¥ 8,158	¥ 5,260
Expense for short-term leases within 12 months	16	3		592
Interest of lease liabilities	2,585	406	679	543
Operating lease rental expense	¥ 19,598	$ 3,076	¥ 8,837	¥ 6,395